Fees Summary	Aug. 21, 2024 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 949,181,250.00
Previously Paid Amount	0.00
Total Fee Amount	140,099.15
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 140,099.15
Narrative - Max Aggregate Offering Amount | shares	949,181,250
Final Prospectus	true